PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]

	Land and Buildings(1)	Machinery and Equipment	Assets under Construction(2)(3)	Other	Total
Cost
At December 31, 2020	$199,329	$468,624	$55,669	$28,651	$752,273
Additions	34	2,974	77,151	341	80,500
Acquisition of Jerritt Canyon (Note 4)	32,992	137,219	4,337	1,179	175,727
Transfers and disposals	12,602	15,645	(46,706)	3,412	(15,047)
At December 31, 2021	$244,957	$624,462	$90,451	$33,583	$993,453
Additions	—	5,038	64,088	507	69,633
Reclassification to asset held-for-sale (Note 15)	(30,903)	(82,275)	(176)	(2,111)	(115,465)
Transfers and disposals	23,192	47,783	(80,436)	4,772	(4,689)
At December 31, 2022	$237,246	$595,008	$73,927	$36,751	$942,932

Accumulated depreciation, amortization and impairment reversal
At December 31, 2020	($133,156)	($343,379)	$—	($17,518)	($494,053)
Depreciation and amortization	(13,923)	(33,137)	—	(2,899)	(49,959)
Transfers and disposals	—	1,637	—	240	1,877
Loss on disposal of equipment	—	—	—	(2,081)	(2,081)
At December 31, 2021	($147,079)	($374,879)	$—	($22,258)	($544,216)
Depreciation and amortization	(12,016)	(40,419)	—	(3,793)	(56,228)
Impairment (Note 15)	(1,742)	—	—	—	(1,742)
Impairment reversal (Note 15)	3,076	—	—	—	3,076
Reclassification to asset held-for-sale (Note 15)	20,774	80,964	—	1,902	103,640
Transfers and disposals	—	3,606	—	267	3,873
At December 31, 2022	($136,987)	($330,728)	$—	($23,882)	($491,597)

Carrying values
At December 31, 2021	$97,878	$249,583	$90,451	$11,325	$449,237
At December 31, 2022	$100,259	$264,280	$73,927	$12,869	$451,335

(1) Included in land and buildings is $11.2 million (2021 - $11.2 million) of land which is not subject to depreciation.
(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, the Santa Elena dual circuit project, plant improvements, other mine infrastructures and equipment overhauls.
(3) Transfers and disposals in construction in progress during 2021 includes the sale of the AG mill and certain mill equipment to Condor Gold PLC and Capstone Mining Corp. as disclosed in Note 10.

Disclosure of detailed information about property plant and equipment allocated by mine [Table Text Block]

	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Other	Total
Cost
At December 31, 2020	$146,728	$97,331	$143,510	$—	$293,761	$70,943	$752,273
Additions	9,484	19,885	5,831	17,366	229	27,705	80,500
Acquisition of Jerritt Canyon (Note 4)	—	—	—	175,727	—	—	175,727
Transfers and disposals	2,316	5,381	1,377	(8)	(8,184)	(15,929)	(15,047)
At December 31, 2021	$158,528	$122,597	$150,718	$193,085	$285,806	$82,719	$993,453
Additions(2)	6,985	13,093	5,325	16,297	98	27,835	69,633
Reclassification to asset held-for-sale (Note 15)	—	—	—	—	(115,465)	—	(115,465)
Transfers and disposals	(717)	31,852	1,880	367	(5,421)	(32,650)	(4,689)
At December 31, 2022	$164,796	$167,542	$157,923	$209,749	$165,018	$77,904	$942,932

Accumulated depreciation, amortization and impairment
At December 31, 2020	($34,623)	($48,086)	($126,955)	$—	($263,873)	($20,516)	($494,053)
Depreciation and amortization	(17,801)	(6,997)	(2,259)	(20,228)	(266)	(2,408)	(49,959)
Transfers and disposals	(631)	(2,671)	(824)	—	5,513	490	1,877
Write-down on assets held-for-sale	—	—	—	—	—	(2,081)	(2,081)
At December 31, 2021	($53,055)	($57,754)	($130,038)	($20,228)	($258,626)	($24,515)	($544,216)
Depreciation and amortization	(17,554)	(10,058)	(2,809)	(22,747)	(222)	(2,838)	(56,228)
Impairment (Note 15)	—	—	—	—	(1,742)	—	(1,742)
Impairment reversal (Note 15)	—	—	—	—	3,076	—	3,076
Reclassification to asset held-for-sale (Note 15)	—	—	—	—	103,640	—	103,640
Transfers and disposals	190	249	(654)	4	7,051	(2,967)	3,873
At December 31, 2022	($70,419)	($67,563)	($133,501)	($42,971)	($146,823)	($30,320)	($491,597)

Carrying values
At December 31, 2021	$105,473	$64,843	$20,680	$172,857	$27,180	$58,204	$449,237
At December 31, 2022	$94,377	$99,979	$24,422	$166,778	$18,195	$47,584	$451,335

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. The net book value of of PPE for La Guitarra and La Parrilla classified as assets held-for-sale are $4.0 million and $7.8 million, respectively.
(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.